Future Minimum Contractual Revenue	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Future Minimum Contractual Revenue

 NOTE 16 – FUTURE MINIMUM CONTRACTUAL REVENUE

The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off-hires days) as of December 31, 2023, is as follows:

Year	Amount
2024	$830,176
2025	605,990
2026	472,550
2027	387,613
2028	332,176
2029 and thereafter	478,117
Total	$3,106,622